Income Taxes (Temporary Differences That Give Rise to Significant Portions of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Thousands	Jun. 29, 2011	Jun. 30, 2010
Deferred income tax assets:
Leasing transactions	$ 41,603	$ 35,795
Stock-based compensation	15,320	17,671
Restructure charges and impairments	4,962	9,134
Insurance reserves	23,636	26,734
Employee benefit plans	591	1,044
Gift cards	9,369	8,733
Other, net	10,296	12,882
Total deferred income tax assets	105,777	111,993
Deferred income tax liabilities:
Prepaid expenses	13,448	12,963
Goodwill and other amortization	22,297	19,971
Depreciation and capitalized interest on property and equipment	24,672	11,143
Other, net	3,471	3,096
Total deferred income tax liabilities	63,888	47,173
Net deferred income tax asset	$ 41,889	$ 64,820